Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2020	December 31, 2019

Warrants receivable (see Note 16)	$13,542	$-
Tax credits	1,884	2,228
Prepaid expenses	1,897	587
Other current assets	917	198

Total	$18,240	$3,013